SUPPLEMENT DATED JANUARY 18, 2006

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE PORTFOLIOS INDICATED BELOW

The following supersedes any contrary information contained in each of the Prospectuses and Statements of Additional Information for the Funds listed below:

Transfer agent and shareholder servicing agent. Effective January 1, 2006, PFPC, Inc. (the “transfer agent”), located at P.O. Box 9699, Providence, Rhode Island 02940-9699, serves as the fund’s transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distribution payable by the fund.

All references to a sub-transfer agent for the fund are hereby deleted.

CITIFUNDS TRUST I
SMITH BARNEY EMERGING MARKETS EQUITY FUND	January 4, 2005

SB ADJUSTABLE RATE INCOME FUND	September 28, 2005
Smith Barney Shares

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.	September 28, 2005

SMITH BARNEY CORE PLUS BOND FUND INC.	November 28, 2005

SMITH BARNEY FUNDS, INC.
SMITH BARNEY LARGE CAP VALUE FUND	April 29, 2005
SMITH BARNEY SHORT-TERM INVESTMENT GRADE BOND FUND	April 29, 2005
U.S. GOVERNMENT SECURITIES FUND	April 29, 2005

SMITH BARNEY INCOME FUNDS
SMITH BARNEY DIVIDEND AND INCOME FUND	November 28, 2005
SB CONVERTIBLE FUND	November 28, 2005
Smith Barney Shares
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND	November 28, 2005
SMITH BARNEY EXCHANGE RESERVE FUND	November 28, 2005
SMITH BARNEY HIGH INCOME FUND	November 28, 2005
SMITH BARNEY MUNICIPAL HIGH INCOME FUND	November 28, 2005
SB CAPITAL AND INCOME FUND	April 29, 2005
Smith Barney Shares
SMITH BARNEY TOTAL RETURN BOND FUND	November 28, 2005

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND INC.	September 28, 2005
CASH PORTFOLIO
GOVERNMENT PORTFOLIO
MUNICIPAL PORTFOLIO

SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 29, 2005
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP AND INTERNATIONAL FUND	August 29, 2005
SMITH BARNEY REAL RETURN STRATEGY FUND	November 8, 2004
SMITH BARNEY SMALL CAP VALUE FUND	January 28, 2005
SMITH BARNEY SMALL CAP GROWTH FUND	January 28, 2005

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND	March 28, 2005
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND	March 28, 2005
SMITH BARNEY CLASSIC VALUES FUND	March 28, 2005
SMITH BARNEY S&P 500 INDEX FUND	April 30, 2005
Smith Barney Shares
Citi Shares

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND	March 29, 2005

SMITH BARNEY MONEY FUNDS, INC.	April 29, 2005
GOVERNMENT PORTFOLIO

SMITH BARNEY MUNI FUNDS
CALIFORNIA MONEY MARKET PORTFOLIO	July 29, 2005
FLORIDA PORTFOLIO	July 29, 2005
GEORGIA PORTFOLIO	July 29, 2005
LIMITED TERM PORTFOLIO	July 29, 2005
MASSACHUSETTS MONEY MARKET PORTFOLIO	July 29, 2005
NATIONAL PORTFOLIO	July 29, 2005
NEW YORK MONEY MARKET PORTFOLIO	July 29, 2005
PENNSYLVANIA PORTFOLIO	July 29, 2005

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.	July 29, 2005

SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.	July 29, 2005

SMITH BARNEY OREGON MUNICIPALS FUND	August 28, 2005

SMITH BARNEY SMALL CAP CORE FUND, INC.	April 29, 2005

SMITH BARNEY TRUST II
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND	February 25, 2005
SMITH BARNEY INTERNATIONAL LARGE CAP FUND	April 29, 2005
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND	February 25, 2005
SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND	February 25, 2005

SMITH BARNEY WORLD FUNDS, INC.
SMITH BARNEY INFLATION MANAGEMENT FUND	February 28, 2005
INTERNATIONAL ALL CAP GROWTH PORTFOLIO	February 28, 2005

FD03355

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